CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Network					$ 68,481	$ 11,474
Production and other					6,886	52,257
Revenue	11,254	12,207	41,953	50,820	75,367	63,731
Expenses:
Direct operating costs	46,302	70,153	95,678	278,043	328,640	722,237
General and administrative	94,550	126,438	324,697	409,427	252,412	469,933
Officer salaries	85,450	142,974	256,350	334,038	477,854	507,220
Salaries and wages	19,649	22,548	59,342	63,681	80,332	84,688
Board of director services					50,501	17,399
Rent					33,615	26,000
Bad debts (recoveries)	(10,000)		(240)
Depreciation and amortization	5,736	1,306	17,209	2,420	8,725	610
Total operating expenses	241,687	363,419	753,036	1,087,609	1,232,079	1,828,087
Net operating loss	(230,433)	(351,212)	(711,083)	(1,036,789)	(1,156,712)	(1,764,356)
Other income (expense):
Other income	2,221	0	23,520	17,115
Gain on sale of fixed assets	0	0	5,250	0
Interest Income	0	302	0	623
Interest (expense)	(24,134)	(253)	(32,036)	(835)	(1,145)	(3,911)
Change in derivative liabilities	20,080	0	(174,860)	0
Bad debts expense					(15,240)	(1,000)
Impairment of cost method investment					(25,499)
Forgiveness of debt					17,115	77,057
Total other income (expense)	(1,833)	49	(178,126)	16,903	(24,769)	72,146
Net loss	$ (232,266)	$ (351,163)	$ (889,209)	$ (1,019,886)	$ (1,181,481)	$ (1,692,210)
Weighted average number of common shares outstanding - basic and fully diluted	66,315,764	60,628,990	64,352,286	60,071,857	60,219,637	56,355,887
Net income (loss) per share - basic and fully diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.03)